Auditors' remuneration	12 Months Ended
Dec. 31, 2018
Auditors Remuneration [Abstract]
Auditors' remuneration

39 Auditors’ remuneration

	2018 US$m	2017 US$m	2016 US$m
Group Auditors’ remuneration (a)

Audit of the Group	9.2	6.2	4.5
Audit of subsidiaries	7.5	8.1	9.0
Total audit	16.7	14.3	13.5

Audit-related assurance service	0.9	1.0	0.9
Other assurance services (b)	3.3	2.3	0.6
Total assurance services	4.2	3.3	1.5
Tax compliance (c)	-	0.3	0.5
Tax advisory services (c)	-	0.2	0.1
Other non-audit services not covered above	0.2	0.7	1.8
Total non-audit services	4.4	4.5	3.9

Total Group Auditors’ remuneration	21.1	18.8	17.4

Audit fees payable to other accounting firms

Audit of the financial statements of the Group’s subsidiaries	1.4	2.0	2.1
Fees in respect of pension scheme audits	0.1	0.5	0.3
Total audit fees payable to other accounting firms	1.5	2.5	2.4

(a)

The remuneration payable to PwC, the Group Auditors, is approved by the Audit Committee. The Committee sets the policy for the award of non-audit work to the auditors and approves the nature and extent of such work, and the amount of the related fees, to ensure that independence is maintained. The fees disclosed above consolidate all payments made to member firms of PwC by the companies and their subsidiaries, along with fees in respect of joint operations paid for by the Group. Non-audit services arise largely from assurance and/or regulation related work. Also included in amounts above are US$0.1 million for audits relating to associated pension schemes of the company and US$0.1 million of non-audit services relating to associated pension schemes.

(b)	Other assurance services relates to the review of non-statutory financial information including sustainability reporting.
(c)	Tax compliance and tax advisory services incurred in the year amounted to US$0.04 million.